Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 10% Buffer Strategies Fund
Class Name	Institutional Class Shares
Trading Symbol	BUIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies Fund, Institutional Class for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-10-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/buffer-10-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$48	0.96%¹
¹	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%	[1]
Net Assets	$ 406,097,316
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 1,152,643
Investment Company, Portfolio Turnover	6.92%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$406,097,316
Number of Holdings	41
Total Net Advisory Fee	$1,152,643
Portfolio Turnover Rate	6.92%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of April 30, 2026) Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	104.04%
Money Market Fund	0.28%
Options Written	-4.28%

Vest US Large Cap 10% Buffer Strategies Fund - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 10% Buffer Strategies Fund
Class Name	Investor Class Shares
Trading Symbol	BUMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies Fund, Investor Class for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-10-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/buffer-10-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	1.21%¹
¹	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.21%	[2]
Net Assets	$ 406,097,316
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 1,152,643
Investment Company, Portfolio Turnover	6.92%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$406,097,316
Number of Holdings	41
Total Net Advisory Fee	$1,152,643
Portfolio Turnover Rate	6.92%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of April 30, 2026) Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	104.04%
Money Market Fund	0.28%
Options Written	-4.28%

Vest US Large Cap 10% Buffer Strategies Fund - Class A Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 10% Buffer Strategies Fund
Class Name	Class A Shares
Trading Symbol	BUAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies Fund, Class A for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-10-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/buffer-10-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.21%¹
¹	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.21%	[3]
Net Assets	$ 406,097,316
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 1,152,643
Investment Company, Portfolio Turnover	6.92%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$406,097,316
Number of Holdings	41
Total Net Advisory Fee	$1,152,643
Portfolio Turnover Rate	6.92%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of April 30, 2026) Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	104.04%
Money Market Fund	0.28%
Options Written	-4.28%

Vest US Large Cap 10% Buffer Strategies Fund - Class C Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 10% Buffer Strategies Fund
Class Name	Class C Shares
Trading Symbol	BUCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies Fund, Class C for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-10-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/buffer-10-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	1.96%¹
¹	Annualized.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.96%	[4]
Net Assets	$ 406,097,316
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 1,152,643
Investment Company, Portfolio Turnover	6.92%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$406,097,316
Number of Holdings	41
Total Net Advisory Fee	$1,152,643
Portfolio Turnover Rate	6.92%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of April 30, 2026) Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	104.04%
Money Market Fund	0.28%
Options Written	-4.28%

Vest US Large Cap 10% Buffer Strategies Fund - Class Y Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 10% Buffer Strategies Fund
Class Name	Class Y Shares
Trading Symbol	BUYGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies Fund, Class Y for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-10-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/buffer-10-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$36	0.71%¹
¹	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[5]
Net Assets	$ 406,097,316
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 1,152,643
Investment Company, Portfolio Turnover	6.92%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$406,097,316
Number of Holdings	41
Total Net Advisory Fee	$1,152,643
Portfolio Turnover Rate	6.92%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of April 30, 2026) Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	104.04%
Money Market Fund	0.28%
Options Written	-4.28%

Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 20% Buffer Strategies Fund
Class Name	Institutional Class Shares
Trading Symbol	ENGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies Fund, Institutional Class for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-20-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/buffer-20-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$49	0.96%¹
¹	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[6]
Net Assets	$ 126,476,207
Holdings Count | Holdings	39
Advisory Fees Paid, Amount	$ 277,853
Investment Company, Portfolio Turnover	0.62%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$126,476,207
Number of Holdings	39
Total Advisory Fee Paid	$277,853
Portfolio Turnover Rate	0.62%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of April 30, 2026) Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	106.12%
Money Market Fund	0.67%
Options Written	-6.71%

Vest US Large Cap 20% Buffer Strategies Fund - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 20% Buffer Strategies Fund
Class Name	Investor Class Shares
Trading Symbol	ENGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies Fund, Investor Class for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-20-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/buffer-20-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$61	1.21%¹
¹	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.21%	[7]
Net Assets	$ 126,476,207
Holdings Count | Holdings	39
Advisory Fees Paid, Amount	$ 277,853
Investment Company, Portfolio Turnover	0.62%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$126,476,207
Number of Holdings	39
Total Advisory Fee Paid	$277,853
Portfolio Turnover Rate	0.62%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of April 30, 2026) Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	106.12%
Money Market Fund	0.67%
Options Written	-6.71%

Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 20% Buffer Strategies Fund
Class Name	Class A Shares
Trading Symbol	ENGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies Fund, Class A for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-20-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/buffer-20-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.21%¹
¹	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.21%	[8]
Net Assets	$ 126,476,207
Holdings Count | Holdings	39
Advisory Fees Paid, Amount	$ 277,853
Investment Company, Portfolio Turnover	0.62%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$126,476,207
Number of Holdings	39
Total Advisory Fee Paid	$277,853
Portfolio Turnover Rate	0.62%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of April 30, 2026) Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	106.12%
Money Market Fund	0.67%
Options Written	-6.71%

Vest US Large Cap 20% Buffer Strategies Fund - Class C Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 20% Buffer Strategies Fund
Class Name	Class C Shares
Trading Symbol	ENGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies Fund, Class C for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-20-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/buffer-20-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.96%¹
¹	Annualized.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.96%	[9]
Net Assets	$ 126,476,207
Holdings Count | Holdings	39
Advisory Fees Paid, Amount	$ 277,853
Investment Company, Portfolio Turnover	0.62%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$126,476,207
Number of Holdings	39
Total Advisory Fee Paid	$277,853
Portfolio Turnover Rate	0.62%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of April 30, 2026) Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	106.12%
Money Market Fund	0.67%
Options Written	-6.71%

Vest US Large Cap 20% Buffer Strategies Fund - Class Y Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 20% Buffer Strategies Fund
Class Name	Class Y Shares
Trading Symbol	ENGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies Fund, Class Y for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-20-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/buffer-20-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$36	0.71%¹
¹	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[10]
Net Assets	$ 126,476,207
Holdings Count | Holdings	39
Advisory Fees Paid, Amount	$ 277,853
Investment Company, Portfolio Turnover	0.62%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$126,476,207
Number of Holdings	39
Total Advisory Fee Paid	$277,853
Portfolio Turnover Rate	0.62%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of April 30, 2026) Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	106.12%
Money Market Fund	0.67%
Options Written	-6.71%

Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Vest S&P 500® Dividend Aristocrats Target Income Fund
Class Name	Institutional Class Shares
Trading Symbol	KNGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest S&P 500® Dividend Aristocrats Target Income Fund, Institutional Class for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$49	0.96%¹
¹	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[11]
Net Assets	$ 50,211,724
Holdings Count | Holdings	99
Advisory Fees Paid, Amount	$ 31,130
Investment Company, Portfolio Turnover	194.67%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$50,211,724
Number of Holdings	99
Total Advisory Fee Paid	$31,130
Portfolio Turnover Rate	194.67%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of April 30, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top 10 Holdings
Caterpillar, Inc.	1.61%
Franklin Resources, Inc.	1.59%
West Pharmaceutical Services, Inc.	1.57%
Nucor Corp.	1.56%
NextEra Energy, Inc.	1.56%
Archer-Daniels-Midland Co.	1.54%
Eversource Energy	1.53%
General Dynamics Corp.	1.53%
The Coca-Cola Co.	1.52%
Automatic Data Processing, Inc.	1.51%

Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Vest S&P 500® Dividend Aristocrats Target Income Fund
Class Name	Investor Class Shares
Trading Symbol	KNGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest S&P 500® Dividend Aristocrats Target Income Fund, Investor Class for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	1.21%¹
¹	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.21%	[12]
Net Assets	$ 50,211,724
Holdings Count | Holdings	99
Advisory Fees Paid, Amount	$ 31,130
Investment Company, Portfolio Turnover	194.67%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$50,211,724
Number of Holdings	99
Total Advisory Fee Paid	$31,130
Portfolio Turnover Rate	194.67%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of April 30, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top 10 Holdings
Caterpillar, Inc.	1.61%
Franklin Resources, Inc.	1.59%
West Pharmaceutical Services, Inc.	1.57%
Nucor Corp.	1.56%
NextEra Energy, Inc.	1.56%
Archer-Daniels-Midland Co.	1.54%
Eversource Energy	1.53%
General Dynamics Corp.	1.53%
The Coca-Cola Co.	1.52%
Automatic Data Processing, Inc.	1.51%

Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares
Shareholder Report [Line Items]
Fund Name	Vest S&P 500® Dividend Aristocrats Target Income Fund
Class Name	Class A Shares
Trading Symbol	KNGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest S&P 500® Dividend Aristocrats Target Income Fund, Class A for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.21%¹
¹	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.21%	[13]
Net Assets	$ 50,211,724
Holdings Count | Holdings	99
Advisory Fees Paid, Amount	$ 31,130
Investment Company, Portfolio Turnover	194.67%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$50,211,724
Number of Holdings	99
Total Advisory Fee Paid	$31,130
Portfolio Turnover Rate	194.67%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of April 30, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top 10 Holdings
Caterpillar, Inc.	1.61%
Franklin Resources, Inc.	1.59%
West Pharmaceutical Services, Inc.	1.57%
Nucor Corp.	1.56%
NextEra Energy, Inc.	1.56%
Archer-Daniels-Midland Co.	1.54%
Eversource Energy	1.53%
General Dynamics Corp.	1.53%
The Coca-Cola Co.	1.52%
Automatic Data Processing, Inc.	1.51%

Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares
Shareholder Report [Line Items]
Fund Name	Vest S&P 500® Dividend Aristocrats Target Income Fund
Class Name	Class C Shares
Trading Symbol	KNGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest S&P 500® Dividend Aristocrats Target Income Fund, Class C for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	1.96%¹
¹	Annualized.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.96%	[14]
Net Assets	$ 50,211,724
Holdings Count | Holdings	99
Advisory Fees Paid, Amount	$ 31,130
Investment Company, Portfolio Turnover	194.67%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$50,211,724
Number of Holdings	99
Total Advisory Fee Paid	$31,130
Portfolio Turnover Rate	194.67%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of April 30, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top 10 Holdings
Caterpillar, Inc.	1.61%
Franklin Resources, Inc.	1.59%
West Pharmaceutical Services, Inc.	1.57%
Nucor Corp.	1.56%
NextEra Energy, Inc.	1.56%
Archer-Daniels-Midland Co.	1.54%
Eversource Energy	1.53%
General Dynamics Corp.	1.53%
The Coca-Cola Co.	1.52%
Automatic Data Processing, Inc.	1.51%

Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares
Shareholder Report [Line Items]
Fund Name	Vest S&P 500® Dividend Aristocrats Target Income Fund
Class Name	Class Y Shares
Trading Symbol	KNGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest S&P 500® Dividend Aristocrats Target Income Fund, Class Y for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$37	0.71%¹
¹	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%	[15]
Net Assets	$ 50,211,724
Holdings Count | Holdings	99
Advisory Fees Paid, Amount	$ 31,130
Investment Company, Portfolio Turnover	194.67%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$50,211,724
Number of Holdings	99
Total Advisory Fee Paid	$31,130
Portfolio Turnover Rate	194.67%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of April 30, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top 10 Holdings
Caterpillar, Inc.	1.61%
Franklin Resources, Inc.	1.59%
West Pharmaceutical Services, Inc.	1.57%
Nucor Corp.	1.56%
NextEra Energy, Inc.	1.56%
Archer-Daniels-Midland Co.	1.54%
Eversource Energy	1.53%
General Dynamics Corp.	1.53%
The Coca-Cola Co.	1.52%
Automatic Data Processing, Inc.	1.51%

Vest Bitcoin Strategy Managed Volatility Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Vest Bitcoin Strategy Managed Volatility Fund
Class Name	Institutional Class Shares
Trading Symbol	BTCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest Bitcoin Strategy Managed Volatility Fund, Institutional Class for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/products/bitcoin-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/products/bitcoin-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$43	0.99%¹
¹	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.99%	[16]
Net Assets	$ 14,024,016
Holdings Count | Holdings	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	219.84%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$14,024,016
Number of Holdings	2
Total Net Advisory Fee	$0
Portfolio Turnover Rate	219.84%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of April 30, 2026)* Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	23.17%
Money Market Fund	6.57%

Vest Bitcoin Strategy Managed Volatility Fund - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Vest Bitcoin Strategy Managed Volatility Fund
Class Name	Investor Class Shares
Trading Symbol	BTCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest Bitcoin Strategy Managed Volatility Fund, Investor Class for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/products/bitcoin-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/products/bitcoin-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$53	1.24%¹
¹	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.24%	[17]
Net Assets	$ 14,024,016
Holdings Count | Holdings	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	219.84%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$14,024,016
Number of Holdings	2
Total Net Advisory Fee	$0
Portfolio Turnover Rate	219.84%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of April 30, 2026)* Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	23.17%
Money Market Fund	6.57%

Vest Bitcoin Strategy Managed Volatility Fund - Class Y Shares
Shareholder Report [Line Items]
Fund Name	Vest Bitcoin Strategy Managed Volatility Fund
Class Name	Class Y Shares
Trading Symbol	BTCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest Bitcoin Strategy Managed Volatility Fund, Class Y for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/products/bitcoin-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/products/bitcoin-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$38	0.89%¹
¹	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.89%	[18]
Net Assets	$ 14,024,016
Holdings Count | Holdings	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	219.84%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$14,024,016
Number of Holdings	2
Total Net Advisory Fee	$0
Portfolio Turnover Rate	219.84%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of April 30, 2026)* Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	23.17%
Money Market Fund	6.57%

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